Assets held for sale (Schedule Of Changes In The Carrying Value Of Assets Held For Sale) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Assets Held For Sale [Roll Forward]
Beginning balance	€ 738	€ 5,998
Impairment	(12)	(796)
Reclassification to assets held in use	0	(3,393)
Foreign currency translation effect	(2)	(1,071)
Ending balance	724	738
Japan [Member]
Assets Held For Sale [Roll Forward]
Beginning balance	461	5,721
Impairment	(12)	(796)
Reclassification to assets held in use	0	(3,393)
Foreign currency translation effect	(2)	(1,071)
Ending balance	447	461
The Netherlands [Member]
Assets Held For Sale [Roll Forward]
Beginning balance	277	277
Impairment	0	0
Reclassification to assets held in use	0	0
Foreign currency translation effect	0	0
Ending balance	€ 277	€ 277